CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (733,064)	$ (595,430)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization (including impairments)	2,138,776	1,085,929
Gain on sale of affiliate interests	0	(206)
Equity in net loss of affiliates	5,697	400
Gain on investments, net	(169,888)	(83,467)
Loss on derivative contracts, net	154,270	26,572
Loss on extinguishment of debt and write-off of deferred financing costs	600,240	19,948
Amortization of deferred financing costs and discounts (premiums) on indebtedness	18,517	25,831
Settlement loss (gain) related to pension plan	1,403	(33)
Share-based compensation expense	40,932	1,670
Deferred income taxes	(458,608)	(105,468)
Excess tax benefit on share-based awards	0	82
Provision for doubtful accounts	54,501	32,569
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	(45,493)	(39,651)
Other receivables	(5,517)	9,203
Prepaid expenses and other assets	(13,275)	27,142
Amounts due from and due to affiliates	(97,440)	(213)
Accounts payable	50,649	37,472
Accrued liabilities	(324,537)	103,409
Deferred revenue	9,382	9,549
Liabilities related to interest rate swap contracts	(9,552)	(24,380)
Net cash provided by operating activities	1,216,993	530,928
Cash flows from investing activities:
Payment for acquisition, net of cash acquired	(43,608)	(8,988,774)
Net proceeds from sale of affiliate interests	0	13,825
Capital expenditures	(763,298)	(377,726)
Proceeds related to sale of equipment, including costs of disposal	3,398	1,584
Increase in other investments	(4,800)	(2,866)
Settlement of put-call options	(24,039)	0
Additions to other intangible assets	(1,700)	0
Net cash used in investing activities	(834,047)	(9,353,957)
Cash flows from financing activities:
Proceeds from credit facility debt	5,602,425	2,195,256
Repayment of credit facility debt	(3,684,668)	(4,327,466)
Proceeds from notes payable to affiliates and related parties	0	1,750,000
Issuance of senior notes and debentures	0	1,310,000
Proceeds from collateralized indebtedness	662,724	179,388
Repayment of collateralized indebtedness and related derivative contracts	(654,989)	(143,102)
Distributions to stockholders	(839,700)	0
Proceeds from notes payable	(1,729,400)	0
Proceeds from notes payable	24,649	0
Excess tax benefit on share-based awards	0	(82)
Principal payments on capital lease obligations	(11,518)	(11,376)
Additions to deferred financing costs	(9,486)	(193,705)
Proceeds from IPO, net of fees	348,460	0
Contributions from stockholders	1,135	1,246,498
Distributions to noncontrolling interests, net	335	0
Net cash provided by (used in) financing activities	(290,703)	2,005,411
Net increase (decrease) in cash and cash equivalents	92,243	(6,817,618)
Cash, cash equivalents and restricted cash at beginning of year	503,093	8,786,536
Cash, cash equivalents and restricted cash at end of period	$ 595,336	$ 1,968,918